Financial Instruments (Details 2)	3 Months Ended
Feb. 28, 2021 USD ($)
Undiscounted future cash flows	$ 9,863,605
Accounts Payable
Undiscounted future cash flows	4,250,690
Accrued Liabilities
Undiscounted future cash flows	1,748,746
Employee Costs Payable
Undiscounted future cash flows	1,771,305
Operating lease liability
Undiscounted future cash flows	125,640
Convertible Debentures
Undiscounted future cash flows	1,800,000
Promissory Notes Payable
Undiscounted future cash flows	167,224
Less Than 3 Months
Undiscounted future cash flows	9,779,845
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	4,250,690
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	1,748,746
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	1,771,305
Less Than 3 Months | Operating lease liability
Undiscounted future cash flows	41,880
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	1,800,000
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	167,224
Three To Six Months
Undiscounted future cash flows	41,880
Three To Six Months | Accounts Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Operating lease liability
Undiscounted future cash flows	41,880
Three To Six Months | Convertible Debentures
Undiscounted future cash flows	0
Three To Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	41,880
Six To Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Operating lease liability
Undiscounted future cash flows	41,880
Six To Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Accounts Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Operating lease liability
Undiscounted future cash flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Operating lease liability
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	$ 0